Restricted Cash - Summary of Disclosure of Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash [abstract]
Captive insurance	$ 20,081	$ 19,815
Restricted cash and cash equivalents	$ 20,081	$ 19,815